October 21, 2019

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – Edgar

RE:	RiverSource Life Insurance Company (“Registrant”)

Pre-Effective Amendment No.1 on Form S-3

File No. 333-232973

RiverSource® Structured Solutions annuity

Dear Mr. Cowan:

Registrant is filing Pre-Effective Amendment No.1 on Form S-3 (the “Amendment”), File No.333-232973 to update the prospectus for the RiverSource Structured Solutions annuity, an individual limited flexible purchase payment deferred indexed-linked annuity contract, (the “Contract”). The updated Contract prospectus includes revisions made in response to the staff’s comments received on October 1, 2019. These changes are made in a correspondence filing on October 21, 2019.

For the convenience of the staff in reviewing the Amendment, a redlined copy of the updated prospectus listed above is being sent via email to the Disclosure Review and Accounting Office of the Division of Investment Management.

Exhibits not included with this filing and certain other information will be added, and clarifying or stylistic changes will be made, by additional pre-effective amendment on Form S-3.

If you have any questions or comments regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary